PROVISION FOR INCOME TAXES (Tables)	6 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

	March 31,
	2024	2023

Loss before tax expenses	$(142,213)	$(602,867)
Income taxes computed at Hong Kong Profits Tax rate	(23,465)	(99,473)
Tax allowance at the statutory tax rates	(530)	(3,967)
Tax effect on non-assessable income*	-	(4,997)
Tax effect on non-deductible expenses	49,946	107,421
Tax effect on tax losses not recognized	-	19,226
Tax effect on utilization of tax losses	(18,233)	-
Tax effect of two-tier tax rate	(3,859)	(9,105)
Income taxes	$3,859	$9,105

*	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law for the six months ended March 31, 2024 and 2023.

SCHEDULE OF DEFERRED TAX ASSETS

Significant component of deferred tax assets as follows:

	March 31, 2024	September 30, 2023

Net operating loss carry forward	$22,070	$40,257
Valuation allowance	(22,070)	(40,257)
Deferred tax assets	$-	$-